Other accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2017
Other accounts receivable, net
Schedule of other accounts receivables

	2017		2016
Credit cards	Ps.	191,322	Ps.	253,374
Other accounts receivable	117,582		26,236
Other points of sales	54,719		23,867
Affinity credit card	40,517		8,950
Cargo clients	34,655		29,901
Travel agencies and insurance commissions	27,925		20,477
Marketing services receivable	13,435		11,070
Airport services	5,898		9,479
Employees	8,878		7,551
Insurance claims	1,345		55,815

	496,276		446,720
Allowance for credit losses	(17,809)		(19,317)

	Ps.	478,467	Ps.	427,403

Schedule of aging of accounts receivable

Days	2017 Impaired		2017 Not impaired		Total 2017		2016 Impaired		2016 Not impaired		Total 2016
0–30	Ps.	16,962	Ps.	415,847	Ps.	432,809	Ps.	15,723	Ps.	398,721	Ps.	414,444
31–60	—		38,705		38,705		—		11,231		11,231
61–90	—		17,918		17,918		—		14,492		14,492
91–120	847		5,997		6,844		3,594		2,959		6,553

	Ps.	17,809	Ps.	478,467	Ps.	496,276	Ps.	19,317	Ps.	427,403	Ps.	446,720

Schedule of movement in the allowance for doubtful accounts

Balance as of January 1, 2015	Ps.	(27,786)
Write-offs	11,999
Increase in allowance	(8,825)

Balance as of December 31, 2015	(24,612)
Write-offs	14,459
Increase in allowance	(9,164)

Balance as of December 31, 2016	(19,317)

Write-offs	6,228
Increase in allowance	(4,720)

Balance as of December 31, 2017	Ps.	(17,809)